Debt securities in issue - Schedule of Debt Securities in Issue (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Medium-term notes issued	£ 53,547	£ 48,775
Covered bonds	27,770	29,821
Certificates of deposit	11,842	10,598
Securitisation notes	5,877	7,335
Commercial paper	8,586	8,691
Total debt securities in issue	107,622	105,220
At fair value through profit or loss
Disclosure of financial liabilities [line items]
Medium-term notes issued	7,644	7,484
Securitisation notes	47	47
Total debt securities in issue	7,691	7,531
Financial liabilities at amortised cost
Disclosure of financial liabilities [line items]
Medium-term notes issued	45,903	41,291
Covered bonds	27,770	29,821
Certificates of deposit	11,842	10,598
Securitisation notes	5,830	7,288
Commercial paper	8,586	8,691
Total debt securities in issue	£ 99,931	£ 97,689